COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) MW MBbls
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 1,726
Transportation expense	10
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	707
Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	502
Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	176
Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	315
Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	26
Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	942
Less than 1 year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	525
Less than 1 year | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	79
Less than 1 year | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	38
Less than 1 year | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	289
Less than 1 year | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	11
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	404
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	182
1 - 3 Years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	100
1 - 3 Years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	98
1 - 3 Years | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	13
1 - 3 Years | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	11
3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	122
3 – 5 years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
3 – 5 years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	75
3 – 5 years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	31
3 – 5 years | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	13
3 – 5 years | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	3
After 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	258
After 5 years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
After 5 years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	248
After 5 years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	9
After 5 years | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
After 5 years | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 1
Minimum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Minimum | Natural Gas | Not More than Eight Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	18
Minimum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Maximum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	8 years
Maximum | Natural Gas | Not More than Eight Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	190
Maximum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	23 years
Maximum | Electrical Power | Not More than Eight Years
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	75